Loans and Borrowings	12 Months Ended
Dec. 31, 2021
Loans and Borrowings [Abstract]
LOANS AND BORROWINGS
24	LOANS AND BORROWINGS

	2021	2020
	USD	USD

Convertible notes	13,805,436	12,735,835
Working capital loans	4,721,366	-
	18,526,802	12,735,835

Convertible notes

Convertible note 1

During the year 2018, the Group signed a convertible note agreement with MEVP for funds amounting to USD 1,500,000 maturing on April 2, 2020 and is subject to an interest rate of 8% per annum. Pursuant to an amended and restated convertible note agreement dated September 24, 2020, the note was extended further until April 2, 2021, subject to an interest rate of 9% per annum. On April 2, 2021 convertible note 1 matured; the outstanding balance for MEVP was converted into equity by issuance of 1,160 shares to MEVP in August 2021 where the fair value of the loan was USD 2,489,480.

Convertible note 2

During the year 2018, the Group signed a convertible note agreement with SAMENA amounting to USD 3,000,000 maturing on April 2, 2020 and is subject to an interest rate of 8% per annum. Pursuant to an amended and restated convertible note agreement dated September 24, 2020, the note was extended until April 2, 2021, subject to an interest rate of 9% per annum. On April 2, 2021 convertible note 2 matured; the outstanding balance for SAMENA was converted into equity by issuance of 2,204 shares to SAMENA in August 2021 where the fair value of the loan was USD 4,730,718.

Convertible note 3

During the year 2020, the Group signed a convertible note agreement with MEVP for funds amounting to USD 650,000 maturing on May 31, 2021 and is subject to an interest rate of 9% per annum, which has been extended at the discretion of MEVP. The convertible notes rank ahead of the ordinary shares in the event of a liquidation. MEVP provided an advance of USD 150,000 in 2019 which has been account for against the convertible note. On August 31, 2021 convertible note 3 has been extended to May 31, 2022 where Anghami has obtained a waiver on the accrual of interest for the extension period.

On February 3, 2022 this convertible note was converted into equity by issuance of 489 shares to MEVP where the fair value of the loan was USD 964,820.

Convertible note 4

During the year 2020, the Group signed a convertible note agreement and an ancillary conversion undertaking agreement with Alkonost Investment Ltd. for funds amounting to USD 5,000,000 maturing May 2022, which is subject to a profit rate of 12% per annum and for which the Group has obtained a waiver for the interest which was accrued up to August 2021. The convertible notes rank ahead of the ordinary shares in the event of a liquidation. Anghami has obtained a waiver on the accrual of interest until August 31,2021.

The Convertible note 4 agreements included certain affirmative covenants, including the delivery of audited consolidated financial statements to the holders.

On February 3, 2022 this convertible note was converted into equity by issuance of 3,514 shares to Alkonost Investment Ltd where the fair value of the loan was USD 6,933,320.

Convertible note 5

The Company has entered into a convertible loan on December 5, 2021, and an ancillary conversion undertaking agreement with Shuaa amounting to USD 6,000,000 with maturity date of February 11, 2023. The Group has the right to repay the loan interest free by February 11, 2022, however, a transaction cost of 390,000 was charged as part of the loan. After three months interest rate of 12% will be accrued monthly. At maturity date, the lenders have the option to either demand the repayment of the principal and the accrued interest at maturity or convert the outstanding loan balance at a discount to the fair market value of the Group.

On February 3, 2022 this working capital loan was converted into equity by issuance of 600,000 shares in Anghami Inc. issued to Shuaa where the fair value of the loan was USD 6,000,000.

The table below presents the changes in the convertible notes:

	2021	2020
	USD	USD

At January 1	12,735,835	5,655,372
Additions – convertible notes	6,000,000	5,500,000
Non-cash changes recognized in consolidated statement of comprehensive income
Changes in fair value (note 9)	453,331	1,291,551
Interest (note 9)	1,836,468	188,138
Loans converted during the year (note 18)	(7,220,198)	-
Effect of day one fair value (other reserves) *	-	100,774
At December 31	13,805,436	12,735,835

*	The amount represents day one fair value losses on loans from shareholders (MEVP and SAMENA) transferred to other reserves in equity.

The table below presents the classification and maturity of the convertible notes:

	2021	2020
	USD	USD

Fair value through profit or loss	-	6,766,866
Amortized cost	13,805,436	5,968,969
	13,805,436	12,735,835
Current	13,805,436	7,629,743
Non-current	-	5,106,092
	13,805,436	12,735,835

Liabilities measured at fair value:

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1:	quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2:	other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3:	techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

	December 31, 2021	Level 1	Level 2	Level 3
	USD	USD	USD	USD

Financial liabilities at fair value
Convertible notes	-	-	-	-

	December 31, 2020	Level 1	Level 2	Level 3
	USD	USD	USD	USD

Financial liabilities at fair value
Convertible notes	6,766,866	-	-	6,766,866

During the year, there were no transfers between Level 1, 2 and 3 fair value measurements (2020: nil).

At December 31, 2020 and December 31, 2021, the convertible notes were valued at the assumed exchange to shares based on the fair value of the Company’s share price.

The key assumptions used to estimate the fair value of the shares were as follows:

	2021	2020
	USD	USD

Revenue multiple used to estimate enterprise value	5.6	5.8
Market interest rate	13.9%	13.9%

The fair value was based on the following drivers:

1.	Revenue multiple: as set by market multiple at the prevailing dates.

2.	Liquidity discount: estimated at 31% for emerging markets companies with similar valuation. No liquidity discount was assumed in 2021 as the Company’s shares were expected to be listed in 2022.

3.	Market rates: estimated as risk free plus credit default spread for a company with similar risk profile. In 2019, the Group was highly exposed to Lebanese market condition which resulted in high risk-free rate (calculated as the yield to maturity on Eurobonds). In 2020, the Group relocated to Abu Dhabi which decreased its risk profile thus resulting in lower risk-free rate and lower market interest rate. The credit spread is set for a highly speculative loan.

Working capital loans

Working capital loan 1

The Company has entered into a working capital loan on July 1, 2021 and an ancillary conversion undertaking agreement with Shuaa Capital amounting to USD 3,500,000. The working capital loan has three-month grace period after which an annual interest of 12% will be accrued monthly. This working capital loan has maturity of February 11, 2023 when the principal and the accrued interest is settled.

Working capital loan 2

The Company has entered into a working capital loan on September 4, 2021 with MEVP amounting to USD 1,000,000. The working capital loan has three-month grace period after which an annual interest of 12% will be accrued monthly. Cash settlement of interest and principal will occur upon the completion of the business combination with VMAC.

On March 3, 2022 this working capital loan has been settled in cash where the entire principle of USD 1,000,000 has been paid along with an interest amount of USD 67,923.

The table below presents the changes in the working capital loans:

2021
USD

At January 1	-
Additions – working capital loans	4,499,994
Interest (note 9)	221,372
At December 31	4,721,366